Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 12,185,940	$ 12,542,539
Accounts receivable, net	31,215,233	26,255,689
Prepayments and other assets, net	446,556	316,051
Total current assets	43,847,729	39,114,279
Non-Current Assets
Property and equipment, net	374,197	284,961
Operating lease right-of-use assets	1,048,599	79,614
Prepayments and other assets, net		1,486
Deferred offering costs	13,810
Total non-current assets	1,436,606	366,061
Total assets	45,284,335	39,480,340
Current liabilities
Accounts payable	27,059,792	23,297,982
Short-term bank loans	4,388,443	4,215,217
Income tax payables	556,676	162,212
Operating lease liabilities, current	359,353	78,281
Accrued expenses and other liabilities	347,281	1,215,216
Total current liabilities	32,711,545	28,968,908
Non-Current Liabilities
Operating lease liabilities, non-current	689,740	6,321
Deferred tax liabilities, net	2,345	2,345
Total non-current liabilities	692,085	8,666
Total liabilities	33,403,630	28,977,574
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	11,706,110	11,706,110
Accumulated other comprehensive income	(913)	(648)
Retained earnings	172,261	(1,205,943)
Total shareholders’ equity	11,880,705	10,502,766
Total liabilities and shareholders’ equity	45,284,335	39,480,340
Common Class A [Member]
Shareholders’ equity
Ordinary shares, value	982	982
Common Class B [Member]
Shareholders’ equity
Ordinary shares, value	$ 2,265	$ 2,265